UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, LLC
           -----------------------------------------------------
Address:   1177 West Loop South
           Suite 1310
           Houston, TX 77027
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    08/13/2008
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            92
                                         ------------
Form 13F Information Table Value Total:  $245,415,184
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M Company                     COM              88579Y101  4984035   71620          Sole             Sole      0    0
Abbott Laboratories            COM              002824100   643850   12155          Sole             Sole      0    0
AES Corp.                      COM              00130h105  3816642  198680          Sole             Sole      0    0
Alnylam Pharmaceuticals Inc    COM              02043q107   564003   21100          Sole             Sole      0    0
Alsius Corp                    COM              021211107   196440  163700          Sole             Sole      0    0
America Movil SAB              COM              02364w105   266387    5050          Sole             Sole      0    0
American Express Co.           COM              025816109  3568742   94737          Sole             Sole      0    0
Apache Corp                    COM              037411105   612156    4404          Sole             Sole      0    0
Applied Biosystems             COM              038149100  4711807  140735          Sole             Sole      0    0
Applied Materials              COM              038222105   586063   30700          Sole             Sole      0    0
Arch Coal Inc                  COM              039380100  2319402   30913          Sole             Sole      0    0
Bank of America Corp.          COM              060505104 19799854  829487          Sole             Sole      0    0
BB&T Corporation               COM              054937107   198099    8700          Sole             Sole      0    0
Berkshire Hathaway Cl B        COM              084670207   188564      47          Sole             Sole      0    0
BP plc ADR                     COM              055622104   626547    9006          Sole             Sole      0    0
BP Prudhoe Bay Royalty Trust   COM              055630107   175712    1700          Sole             Sole      0    0
Bruker Corp                    COM              116794108  3826897  297813          Sole             Sole      0    0
Calamos Asset Management       COM              12811r104  4248457  249469          Sole             Sole      0    0
Calpine Corp                   COM              131347304  4206763  186470          Sole             Sole      0    0
Cameron International Corp     COM              13342B105  2702795   48831          Sole             Sole      0    0
Caterpillar Inc                COM              149123101   258370    3500          Sole             Sole      0    0
Cerner Corp.                   COM              156782104  2903944   64275          Sole             Sole      0    0
Chevron Corp                   COM              166764100  2725975   27499          Sole             Sole      0    0
Cisco Systems                  COM              17275R102  6035597  259484          Sole             Sole      0    0
Citigroup Inc.                 COM              172967101  2410104  143801          Sole             Sole      0    0
Coca-Cola                      COM              191216100  1911720   36778          Sole             Sole      0    0
ConocoPhillips                 COM              20825c104  1371675   14532          Sole             Sole      0    0
CVS Caremark Corp              COM              126650100  6437643  162690          Sole             Sole      0    0
Cyberonics Inc.                COM              23251P102  1894952   87325          Sole             Sole      0    0
Dow Chemical Co.               COM              260543103  1937225   55492          Sole             Sole      0    0
EMC Corp.                      COM              268648102   684451   46593          Sole             Sole      0    0
Emerson Electric               COM              291011104   188997    3822          Sole             Sole      0    0
Enterprise Products Partners   COM              293792107   354480   12000          Sole             Sole      0    0
Exxon Mobil Corp.              COM              30231g102  8033607   91156          Sole             Sole      0    0
Franklin Electric              COM              353514102  4301244  110914          Sole             Sole      0    0
Franklin Resources Inc.        COM              354613101  4826655   52664          Sole             Sole      0    0
General Electric               COM              369604103  5273801  197595          Sole             Sole      0    0
Goldman Sachs Group            COM              38141g104  4120119   23557          Sole             Sole      0    0
Google Inc. Cl A               COM              38259p508  5382644   10225          Sole             Sole      0    0
Greenlight Capital Re Ltd      COM              G4095J109  2078316   90915          Sole             Sole      0    0
Halliburton Co.                COM              406216101  7247239  136560          Sole             Sole      0    0
Hershey Foods Corp.            COM              427866108  1316117   40150          Sole             Sole      0    0
Ico Inc New Com                COM              449293109   270900   45000          Sole             Sole      0    0
Intel Corporation              COM              458140100   245731   11440          Sole             Sole      0    0
Isis Pharmaceuticals Inc.      COM              464330109  3098576  227335          Sole             Sole      0    0
Itron Inc                      COM              465741106  2651516   26960          Sole             Sole      0    0
Jacobs Engineering Group Inc   COM              469814107   181575    2250          Sole             Sole      0    0
JDS Uniphase                   COM              46612j507  3503117  308373          Sole             Sole      0    0
Johnson & Johnson              COM              478160104  2538004   39447          Sole             Sole      0    0
Joy Global Inc.                COM              481165108  4559430   60127          Sole             Sole      0    0
JP Morgan Chase & Co.          COM              46625h100  2758583   80402          Sole             Sole      0    0
Key Energy Services            COM              492914106  4755472  244875          Sole             Sole      0    0
Kroger Co                      COM              501044101   288700   10000          Sole             Sole      0    0
L-1 Identity Solutions Inc.    COM              50212A106  1514257  113683          Sole             Sole      0    0
Marathon Oil Corp              COM              565849106  2220295   42805          Sole             Sole      0    0
Mattel Inc.                    COM              577081102  4293524  250790          Sole             Sole      0    0
Medtronic Inc.                 COM              585055106  5013022   96870          Sole             Sole      0    0
Merrill Lynch & Co.            COM              590188108   535899   16900          Sole             Sole      0    0
Metabolix Inc.                 COM              591018809  1634297  166765          Sole             Sole      0    0
Microsoft Corp                 COM              594918104  3916076  142351          Sole             Sole      0    0
Morgan Stanley                 COM              617446448  4128031  114445          Sole             Sole      0    0
Nestle SA Spons ADR            COM              641069406   482630    4260          Sole             Sole      0    0
Nokia Corp Spon ADR            COM              654902204  3490098  142453          Sole             Sole      0    0
Northrop Grumman Corp          COM              666807102  1417945   21195          Sole             Sole      0    0
Novartis AG ADR                COM              66987v109  6540017  118823          Sole             Sole      0    0
Pepsico, Inc.                  COM              713448108  1126496   17715          Sole             Sole      0    0
Pfizer, Inc.                   COM              717081103   789801   45209          Sole             Sole      0    0
Phil Morris Intl               COM              718172109   211636    4285          Sole             Sole      0    0
Procter & Gamble               COM              742718109  5780112   95052          Sole             Sole      0    0
Qualcomm Inc.                  COM              747525103  4689110  105682          Sole             Sole      0    0
Schlumberger Ltd               COM              806857108  7468211   69517          Sole             Sole      0    0
Sempra Energy                  COM              816851109  6202726  109880          Sole             Sole      0    0
Sequenom Inc                   COM              817337405   474012   29700          Sole             Sole      0    0
Southern Co., Inc.             COM              842587107   360863   10334          Sole             Sole      0    0
St Jude Medical Inc.           COM              790849103  1708375   41790          Sole             Sole      0    0
Symantec Corp.                 COM              871503108  3686020  190492          Sole             Sole      0    0
Target Corp                    COM              87612e106  1042538   22425          Sole             Sole      0    0
Teco Energy Inc                COM              872375100   318030   14799          Sole             Sole      0    0
Teva Pharm Inds Ltd Adrf       COM              881624209   462351   10095          Sole             Sole      0    0
Texas Instruments              COM              882508104  4024176  142904          Sole             Sole      0    0
Tractor Supply Co              COM              892356106  3002794  103402          Sole             Sole      0    0
Tyco Electronics Ltd.          COM              g9144p105   465409   12993          Sole             Sole      0    0
U.S.Bancorp                    COM              902973304   216147    7750          Sole             Sole      0    0
Under Armour Inc.              COM              904311107  1264641   49323          Sole             Sole      0    0
United Technologies            COM              913017109   457320    7412          Sole             Sole      0    0
Valero Energy                  COM              91913y100   257375    6250          Sole             Sole      0    0
Walgreen Co.                   COM              931422109   241224    7420          Sole             Sole      0    0
Wal-Mart                       COM              931142103  1731746   30814          Sole             Sole      0    0
Waters Corp                    COM              941848103  3169788   49144          Sole             Sole      0    0
Wells Fargo & Co               COM              949746101   596742   25126          Sole             Sole      0    0
Wm. Wrigley Jr. Co.            COM              982526105  5180536   66605          Sole             Sole      0    0
Xilinx Inc.                    COM              983919101   511186   20245          Sole             Sole      0    0